Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000120675 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R6
Trading Symbol	HYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R6)	$31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,076,414,158
Holdings Count | Holding	311
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.

C000023117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R5
Trading Symbol	AHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class R5)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[2]
Net Assets	$ 1,076,414,158
Holdings Count | Holding	311
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.

C000000589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Investor Class
Trading Symbol	HYINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Investor Class)	$48	0.95%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[3]
Net Assets	$ 1,076,414,158
Holdings Count | Holding	311
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.

C000071210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class Y
Trading Symbol	AHHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class Y)	$37	0.73%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[4]
Net Assets	$ 1,076,414,158
Holdings Count | Holding	311
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.

C000000588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class C
Trading Symbol	AHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class C)	$88	1.73%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[5]
Net Assets	$ 1,076,414,158
Holdings Count | Holding	311
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.

C000000586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class A
Trading Symbol	AMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Fund (Class A)	$50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[6]
Net Assets	$ 1,076,414,158
Holdings Count | Holding	311
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,076,414,158
Total number of portfolio holdings	311
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.13%, 06/01/2029	1.29%
1261229 BC Ltd., 10.00%, 04/15/2032	1.02%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	1.01%
VoltaGrid LLC, 7.38%, 11/01/2030	0.98%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	0.98%
TransDigm, Inc., Term Loan L, 6.19%, 01/19/2032	0.96%
Vodafone Group PLC, 4.13%, 06/04/2081	0.96%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	0.96%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.80%, 08/23/2028	0.95%
* Excluding money market fund holdings, if any.

C000000601 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class A
Trading Symbol	AGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class A)	$51	1.02%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[7]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000000603 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class C
Trading Symbol	AGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class C)	$88	1.77%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.77%	[8]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000000604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R
Trading Symbol	AGVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R)	$64	1.27%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[9]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000071212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class Y
Trading Symbol	AGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class Y)	$39	0.77%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[10]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000029663 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R5
Trading Symbol	AGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R5)	$35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[11]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000188949 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R6
Trading Symbol	AGVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Class R6)	$32	0.63%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[12]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000000605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Investor Class
Trading Symbol	AGIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Fund (Investor Class)	$47	0.94%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[13]
Net Assets	$ 252,837,328
Holdings Count | Holding	225
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$252,837,328
Total number of portfolio holdings	225
Portfolio turnover rate	158%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	5.23%
Government National Mortgage Association, TBA, 5.00%, 09/01/2056	4.14%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.97%
Government National Mortgage Association, TBA, 5.50%, 09/01/2056	2.78%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.75%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2056	2.58%
Federal National Mortgage Association, 2.50%, 08/01/2041	2.08%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2041	1.82%
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1.68%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.67%
* Excluding money market fund holdings, if any.

C000164285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R6
Trading Symbol	SDPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R6)	$15	0.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[14],[15]
Net Assets	$ 375,089,871
Holdings Count | Holding	20
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%

C000023119 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R5
Trading Symbol	ALMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class R5)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[16],[17]
Net Assets	$ 375,089,871
Holdings Count | Holding	20
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%

C000071213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class Y
Trading Symbol	LMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class Y)	$16	0.31%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[18],[19]
Net Assets	$ 375,089,871
Holdings Count | Holding	20
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%

C000000606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A2
Trading Symbol	SHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A2)	$23	0.46%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[20],[21]
Net Assets	$ 375,089,871
Holdings Count | Holding	20
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%

C000000607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A
Trading Symbol	LMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration Inflation Protected Fund (Class A)	$28	0.56%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[22],[23]
Net Assets	$ 375,089,871
Holdings Count | Holding	20
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$375,089,871
Total number of portfolio holdings	20
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity
(% of total investments)
10/15/2027	4.9%
1/15/2028	8.3%
4/15/2028	8.7%
7/15/2028	5.2%
10/15/2028	5.0%
1/15/2029	7.5%
4/15/2029	9.6%
7/15/2029	5.4%
10/15/2029	5.3%
1/15/2030	5.5%
4/15/2030	5.8%
7/15/2030	5.6%
10/15/2030	5.9%
1/15/2031	5.5%
4/15/2031	6.1%
7/15/2031	5.7%

C000000611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Invesco Cash Reserve
Trading Symbol	AIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Invesco Cash Reserve)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[24]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000217953 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class A
Trading Symbol	ADAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class A)	$26	0.52%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[25]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085152 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class AX
Trading Symbol	ACZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class AX)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[26]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class C
Trading Symbol	ACNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class C)	$54	1.07%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[27]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class CX
Trading Symbol	ACXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class CX)	$62	1.22%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[28]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R
Trading Symbol	AIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R)	$37	0.72%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[29]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000071214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class Y
Trading Symbol	AIYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class Y)	$16	0.32%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[30]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000023120 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Investor Class
Trading Symbol	INAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Investor Class)	$16	0.32%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[31]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000188950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R6
Trading Symbol	INVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government Money Market Fund (Class R6)	$12	0.24%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[32]
Net Assets	$ 6,173,557,939
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,173,557,939
Total number of portfolio holdings	121

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	12.4%
8-30	32.9%
31-60	8.8%
61-90	8.6%
91-180	18.3%
181+	19.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000120676 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R6
Trading Symbol	IARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R6)	$43	0.83%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[33]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000023123 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R5
Trading Symbol	IARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R5)	$46	0.90%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[34]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000000620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Investor Class
Trading Symbol	REINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Investor Class)	$61	1.18%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[35]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000071216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class Y
Trading Symbol	IARYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class Y)	$51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[36]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000000619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R
Trading Symbol	IARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class R)	$77	1.50%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[37]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000000618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class C
Trading Symbol	IARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class C)	$103	2.00%
*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%	[38]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000000616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class A
Trading Symbol	IARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Real Estate Fund (Class A)	$64	1.25%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[39]
Net Assets	$ 670,529,594
Holdings Count | Holding	38
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$670,529,594
Total number of portfolio holdings	38
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	11.18%
Prologis, Inc.	9.06%
Equinix, Inc.	8.19%
American Tower Corp.	8.04%
Digital Realty Trust, Inc.	5.98%
Public Storage	5.94%
UDR, Inc.	3.26%
Equity LifeStyle Properties, Inc.	3.13%
W.P. Carey, Inc.	2.93%
Simon Property Group, Inc.	2.79%
* Excluding money market fund holdings, if any.

C000000621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class A
Trading Symbol	STBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class A)	$32	0.63%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[40]
Net Assets	$ 2,079,846,161
Holdings Count | Holding	1,088
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.

C000000622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class C
Trading Symbol	STBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class C)	$49	0.98%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[41],[42]
Net Assets	$ 2,079,846,161
Holdings Count | Holding	1,088
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.

C000000623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R
Trading Symbol	STBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R)	$49	0.98%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[43]
Net Assets	$ 2,079,846,161
Holdings Count | Holding	1,088
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.

C000071217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class Y
Trading Symbol	STBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class Y)	$24	0.48%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[44]
Net Assets	$ 2,079,846,161
Holdings Count | Holding	1,088
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.

C000023124 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R5
Trading Symbol	ISTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R5)	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[45]
Net Assets	$ 2,079,846,161
Holdings Count | Holding	1,088
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.

C000120677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R6
Trading Symbol	ISTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Bond Fund (Class R6)	$19	0.38%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[46]
Net Assets	$ 2,079,846,161
Holdings Count | Holding	1,088
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,079,846,161
Total number of portfolio holdings	1,088
Portfolio turnover rate	124%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 08/31/2028	1.27%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.03%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.80%
NVIDIA Corp., 4.35%, 06/15/2029	0.78%
Invesco Short Duration Total Return Bond ETF	0.73%
Salesforce, Inc., 4.65%, 03/15/2029	0.72%
Kuwait International Government Bond, 4.02%, 10/09/2028	0.69%
Carnival Corp., 5.13%, 05/01/2029	0.66%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055	0.61%
CIFC Funding Ltd., Series 2022-2A, Class A1R, 4.70%, 04/19/2035	0.60%
* Excluding money market fund holdings, if any.

C000120680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R6
Trading Symbol	ICBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R6)	$16	0.33%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[47]
Net Assets	$ 3,876,485,619
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.

C000084555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R5
Trading Symbol	ACCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R5)	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[48]
Net Assets	$ 3,876,485,619
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.

C000084554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class Y
Trading Symbol	ACCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class Y)	$22	0.45%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[49]
Net Assets	$ 3,876,485,619
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.

C000095838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R
Trading Symbol	ACCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class R)	$47	0.95%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[50]
Net Assets	$ 3,876,485,619
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.

C000084553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class C
Trading Symbol	ACCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class C)	$72	1.45%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[51]
Net Assets	$ 3,876,485,619
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.

C000084556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class A
Trading Symbol	ACCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Corporate Bond Fund (Class A)	$35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[52]
Net Assets	$ 3,876,485,619
Holdings Count | Holding	2,099
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,876,485,619
Total number of portfolio holdings	2,099
Portfolio turnover rate	144%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	1.56%
U.S. Treasury Notes, 4.38%, 08/31/2031	1.11%
U.S. Treasury Bonds, 5.00%, 05/15/2056	0.81%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan 0.00%, 03/31/2032	0.74%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 3.11%, 03/31/2032	0.69%
Eagle Funding LuxCo S.a.r.l., 5.50%, 08/17/2030	0.64%
South Jersey Industries, Inc., 7.38%, 06/09/2056	0.61%
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056	0.58%
Raising Cane's Restaurants LLC, Term Loan, 5.69%, 11/03/2032	0.55%
QTS Thunder Managing Issuer LLC, 5.66%, 12/10/2030	0.54%
* Excluding money market fund holdings, if any.

C000209395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Invesco Cash Reserve
Trading Symbol	GMQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$28	0.55%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[53]
Net Assets	$ 1,091,606,912
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209399 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class C
Trading Symbol	GMCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class C)	$71	1.40%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[54]
Net Assets	$ 1,091,606,912
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R
Trading Symbol	GMLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R)	$46	0.90%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[55]
Net Assets	$ 1,091,606,912
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class Y
Trading Symbol	OMBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class Y)	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[56]
Net Assets	$ 1,091,606,912
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209398 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R6
Trading Symbol	GMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Government Money Portfolio (Class R6)	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[57]
Net Assets	$ 1,091,606,912
Holdings Count | Holding	100
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,091,606,912
Total number of portfolio holdings	100

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	13.8%
8-30	23.8%
31-60	17.7%
61-90	9.9%
91-180	15.6%
181+	19.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000241067 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA High Yield Bond Fund
Class Name	Invesco SMA High Yield Bond Fund
Trading Symbol	SMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA High Yield Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[58],[59]
Net Assets	$ 10,443,841
Holdings Count | Holding	227
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,443,841
Total number of portfolio holdings	227
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Invesco Short Duration High Yield ETF	2.68%
Seadrill Finance Ltd., 6.75%, 07/15/2034	1.88%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.85%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.77%
Carrix, Inc., 6.13%, 08/01/2033	1.51%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1.22%
VMED O2 UK Financing I PLC, 4.50%, 07/15/2031	1.07%
Vodafone Group PLC, 4.13%, 06/04/2081	1.03%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Enpro, Inc., 6.13%, 06/01/2033	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Short Duration High Yield ETF	2.68%
Seadrill Finance Ltd., 6.75%, 07/15/2034	1.88%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.85%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.77%
Carrix, Inc., 6.13%, 08/01/2033	1.51%
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1.22%
VMED O2 UK Financing I PLC, 4.50%, 07/15/2031	1.07%
Vodafone Group PLC, 4.13%, 06/04/2081	1.03%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	1.01%
Enpro, Inc., 6.13%, 06/01/2033	1.00%
* Excluding money market fund holdings, if any.

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